Mezzanine equity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	¥ 509,668	[1]	$ 78,000	¥ 0	[1]
Redeemable Noncontrolling Interest, Equity, Other, Carrying Amount	15,329			9,272
Mezzanine equity	¥ 524,997		$ 80,691	¥ 9,272

[1]	Huya’s Series A Preferred Shares